PARTNERSHIP CAPITAL	12 Months Ended
Dec. 31, 2024
Equity [abstract]
PARTNERSHIP CAPITAL	PARTNERSHIP CAPITAL
As at December 31, 2024, our partnership’s capital structure was comprised of three classes of partnership units: limited partnership units, preferred units and general partnership units. Limited partnership units entitle the holder to their proportionate share of distributions. Preferred units entitle the holder to cumulative preferential cash distributions in accordance with their terms. General partnership units entitle the holder to the right to govern the financial and operating policies of our partnership. The Holding LP’s capital structure is composed of four classes of partnership units: special general partner units, Holding LP Class A preferred units, managing general partner units and redeemable partnership units held by Brookfield.
On June 10, 2022, Brookfield Infrastructure completed a three-for-two split of our units, BIPC exchangeable shares, Exchange LP Units, and BIPC exchangeable LP units, by way of a subdivision whereby unitholders/shareholders received an additional one-half of a unit/share for each unit/share held. The Managing General Partner Units, Special General Partner Units and Redeemable Partnership Units of the Holding LP were concurrently split. Brookfield Infrastructure’s preferred units were not affected by the split. All historical unit and share counts, as well as per unit/share disclosures have been adjusted to effect for the change in units as a result of the splits.
In its capacity as the holder of the Special General Partner Units of the Holding LP, the special general partner is entitled to incentive distribution rights which are based on the amount by which quarterly distributions on the Holding LP’s units (other than Holding LP Class A Preferred Units) exceed specified target levels. To the extent distributions on the Holding LP’s units (other than Holding LP Class A Preferred Units) exceed $0.1218 per quarter, the incentive distribution rights entitle the special general partner to 15% of incremental distributions above this threshold. To the extent that distributions on the Holding LP’s units (other than Holding LP Class A Preferred Units) exceed $0.1320 per unit, the incentive distribution rights entitle the special general partner to 25% of incremental distributions above this threshold. During the year, the Holding LP paid incentive distributions of $295 million (2023: $266 million, 2022: $240 million). Prior to the split on June 10, 2022, the above thresholds of $0.1218 and $0.1320 were $0.1827 and $0.1980, respectively.
The Holding LP has issued 190.3 million Redeemable Partnership Units to Brookfield, which may, at the request of the holder, require the Holding LP to redeem the Redeemable Partnership Units for cash in an amount equal to the market value of our units. This right is subject to our partnership’s right of first refusal which entitles it, at its sole discretion, to elect to acquire any Redeemable Partnership Units so presented to the Holding LP in exchange for one of our partnership’s units (subject to certain customary adjustments). Both the units issued by our partnership and the Redeemable Partnership Units issued by the Holding LP have the same economic attributes in all respects, except for the redemption right described above. The Redeemable Partnership Units participate in earnings and distributions on a per Redeemable Partnership Unit basis equivalent to the per unit participation of the units of our partnership. Our partnership reflects the Redeemable Partnership Units issued to Brookfield by the Holding LP as non-controlling interest—Redeemable Partnership Units held by Brookfield.
In September 2023, Brookfield Investments Corporation, a subsidiary of BN, exercised its redemption right in respect of 3,287,267 Redeemable Partnership Units. Our partnership exercised its right of first refusal in respect of all such Redeemable Partnership Units and issued 3,287,267 units to Brookfield Investments Corporation in full satisfaction of such redemption request. Such exchanged units were subsequently transferred to BWS. BN and BWS have agreed that all decisions to be made by BWS with respect to the voting of the units held by BWS will be made jointly by mutual agreement of the applicable BWS subsidiary and BN.
In November 2024, we announced that we renewed our normal course issuer bid for outstanding units and our Class A Preferred Units. Under the normal course issuer bid, the board of directors of our General Partner authorized us to repurchase up to 5% of the issued and outstanding units, or 23,088,572 units, and up to 10% of the public float of each series of the Class A Preferred Units that were issued and outstanding. Repurchases were authorized to commence on December 2, 2024 and will terminate on December 1, 2025, or earlier should we complete our repurchases prior to such date. All purchases will be effected through the facilities of the TSX, NYSE and/or alternative trading systems, and all units and Class A Preferred Units acquired under the normal course issuer bid will be cancelled. Please refer to Item 16.E “Purchases of equity securities by the issuer and affiliated purchaser” for details of repurchases completed during the year. During the year ended December 31, 2024, Brookfield Infrastructure did not repurchase any units (2023: repurchased less than 1 million units for $25 million, 2022: nil).
(a)Special and Limited Partnership Capital

	Special General Partner Units
MILLIONS, EXCEPT UNIT INFORMATION	2024		2023		2022
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$19	2,400,631	$19	2,400,631	$19	2,400,631
Ending balance	$19	2,400,631	$19	2,400,631	$19	2,400,631

	Limited Partnership Units
MILLIONS, EXCEPT UNIT INFORMATION	2024		2023		2022
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$6,196	461,343,972	$6,092	458,380,315	$6,074	457,901,280
Conversion from RPU to LP	—	—	100	3,287,267	—	—
Unit issuance	11	343,347	12	416,225	13	338,953
Units repurchased and cancelled	—	—	(12)	(908,674)	—	—
Conversions	3	168,031	4	168,839	5	140,082
Ending balance	$6,210	461,855,350	$6,196	461,343,972	$6,092	458,380,315
During the year ended December 31, 2024, Brookfield Infrastructure did not repurchase any units (2023: less than 1 million units for $25 million, 2022: nil) and incurred no commission costs (2023: less than $1 million, 2022: $nil).
Our partnership has implemented a distribution reinvestment plan (the “Plan”) that allows eligible holders of our units to purchase additional units by reinvesting their cash distributions. Under the Plan, units are acquired at a price per unit calculated by reference to the volume weighted average of the trading price for our units on the New York Stock Exchange for the five trading days immediately preceding the relevant distribution date. During the year ended December 31, 2024, our partnership issued 0.3 million units for proceeds of $11 million (2023: 0.4 million units for proceeds of $12 million, 2022: 0.3 million units for proceeds of $13 million).
The weighted average number of Special General Partner Units outstanding for the year ended December 31, 2024 was 2.4 million (2023: 2.4 million, 2022: 2.4 million). The weighted average number of limited partnership units outstanding for the year ended December 31, 2024 was 461.6 million (2023: 459.4 million, 2022: 458.1 million).
Net income per limited partnership unit was $0.04 for the year ended December 31, 2024 (2023: $0.14, 2022: $0.14). Net income per limited partnership unit is calculated as the total net income attributable to limited partnership units, less preferred partnership distributions, divided by the average number of limited partnership units outstanding during the year ended December 31, 2024.
On January 30, 2025, the partnership declared a quarterly distribution in the amount of $0.430 per unit, payable on March 31, 2025 to unitholders of record as at the close of business on February 28, 2025. This distribution represents a 6% increase compared to the prior year. The regular quarterly dividends on the partnership preferred units have also been declared.

(b)Non-controlling interest—Redeemable Partnership Units held by Brookfield

MILLIONS, EXCEPT UNIT INFORMATION	2024		2023		2022
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$2,628	190,299,956	$2,728	193,587,223	$2,728	193,587,223
Conversion of RPU to LP	—	—	(100)	(3,287,267)	—	—
Ending balance	$2,628	190,299,956	$2,628	190,299,956	$2,728	193,587,223
In September 2023, Brookfield converted approximately 3 million of its RPUs held with a carrying value of approximately $100 million into an equivalent amount of LP units.
The weighted average number of Redeemable Partnership Units outstanding for the year ended December 31, 2024 was 190.3 million (2023: 192.7 million, 2022: 193.6 million).
(c) Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares

MILLIONS, EXCEPT SHARE INFORMATION	2024		2023		2022
	Carrying Value	Shares(1)	Carrying Value	Shares	Carrying Value	Shares
Opening balance	$2,512	131,872,066	$1,757	110,567,671	$1,755	110,157,540
Issued in conjunction with the acquisition of Triton	—	—	751	21,094,441	—	—
Conversions	2	179,843	4	209,954	2	410,131
Ending balance	$2,514	132,051,909	$2,512	131,872,066	$1,757	110,567,671
(1)Includes 119,039,120 (December 31, 2023: 131,872,066) BIPC exchangeable shares and 13,012,789 (December 31, 2023: nil) class A.2 exchangeable shares.
In September 2023, BIPC issued approximately 21 million BIPC exchangeable shares with a fair value on date of issuance of approximately $751 million in connection with the acquisition of our global intermodal logistics operation. Refer to Note 7, Acquisition of Businesses, and Note 1, Organization and Description of the Business, for further details.
As a result of the issuance, equity was reallocated between limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchange LP units, non-controlling interests - BIPC exchangeable LP units, and non-controlling interests - BIPC exchangeable shares to reflect the difference between the ratio in which the unit/shareholders participated in the issuance and their original economic interest in the partnership. The resulting impacts were recognized as ownership changes within the Consolidated Statements of Partnership Capital. Amounts in accumulated other comprehensive income (loss) were also ratably allocated. Refer to Note 29, Accumulated Other Comprehensive Income (Loss), for further details.
During the year ended December 31, 2024, BIPC exchangeable shareholders exchanged less than  0.2 million BIPC exchangeable shares (2023: 0.2 million) for $2 million of our units (2023: less than $3 million)
(d) Non-controlling interest—Exchangeable Units

MILLIONS, EXCEPT UNIT INFORMATION	2024		2023		2022
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$393	6,086,026	$401	6,464,819	$408	7,015,032
Conversions	(5)	(347,874)	(8)	(378,793)	(7)	(550,213)
Ending balance	$388	5,738,152	$393	6,086,026	$401	6,464,819
During the year ended December 31, 2024, Exchange LP unitholders exchanged 0.1 million (2023: 0.2 million, 2022: 0.2 million) Exchange LP Units for $2 million (2023: $4 million, 2022: $2 million) of our units.
During the year ended December 31, 2024, BIPC Exchangeable LP unitholders exchanged 0.2 million (2023: 0.2 million, 2022: 0.4 million ) BIPC exchangeable LP units for $3 million (2023: $4 million, 2022:$5 million) of BIPC exchangeable shares.
(e) Non-controlling interest - Perpetual Subordinated Notes

	Perpetual Subordinated Notes
US$ MILLIONS	2024	2023	2022
Opening balance	$293	$293	$—
Issued for cash	—	—	293
Ending balance	$293	$293	$293
On January 21, 2022, BIP Bermuda Holdings I Limited issued 12 million fixed rate perpetual subordinated notes, at $25 per note, with a fixed coupon rate of 5.125% annually. In total, $293 million net proceeds were raised. The notes do not have a fixed maturity date and are not redeemable at the option of the holders, therefore the notes are classified as non-controlling interest. The perpetual subordinated notes also provide Brookfield Infrastructure, at its discretion, the right to defer the interest (in whole or in part) indefinitely.
(f)    Preferred Unitholders’ Capital

MILLIONS, EXCEPT UNIT INFORMATION	2024		2023		2022
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$918	43,901,312	$918	43,901,312	$1,138	55,881,062
Repurchased and cancelled	—	—	—	—	(220)	(11,979,750)
Ending balance	$918	43,901,312	$918	43,901,312	$918	43,901,312
During the year ended December 31, 2022, our partnership redeemed all of its outstanding Cumulative Class A Preferred Limited Partnership Units, Series 7, for $243 million. Losses on redemption of $23 million were recognized directly in equity.